Share Capital - Treasury shares (Details) - shares	Jun. 30, 2021	Jun. 30, 2020	Feb. 20, 2019
Lydenburg Exploration Limited | Ordinary shares | Subsidiaries
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	335	335
Kalgold Share Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	47,046	47,046
Harmony ESOP Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	5,894,081	6,335,629
Harmony Gold Community Trust | Convertible preference shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	4,400,000	4,400,000	4,400,000